Schedule of Investments PIMCO California Municipal Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.3% ¤
MUNICIPAL BONDS & NOTES 162.2%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	$850	$34

CALIFORNIA 145.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2052 (c)	2,200	613
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.375% due 10/01/2049 (d)	2,890	1,731
Alameda Unified School District-Alameda County, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	850	952
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	870	984
Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023 4.250% due 08/01/2050	2,500	2,541
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	680	227
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.125% due 04/01/2054	1,700	1,712
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,500	1,510
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,000	2,178
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	841
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,085	1,087
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (c)	7,000	1,099
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	4,700	936
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,268
5.000% due 10/01/2048	1,000	1,046
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	1,300	1,311
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,960	3,035
5.000% due 08/15/2055	6,000	6,078
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,400	1,420
4.000% due 11/01/2044	1,000	1,003
4.000% due 11/01/2051	2,500	2,451
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 08/15/2050	4,000	3,995
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	2,500	2,516
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 11/15/2044	1,700	1,921
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.330% due 02/01/2042	1,000	1,031
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	2,000	2,035
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,300	1,310
6.000% due 03/01/2053	2,000	2,048
7.000% due 03/01/2053	500	508
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	5,250	474
4.000% due 11/01/2055	915	883
8.000% due 01/01/2050	1,300	1,339
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,700	1,846
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	700	705
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	1,000	1,005
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	500	523
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (e)	1,200	1,054

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

CaliforniaMunicipal Finance Authority Revenue Bonds, Series 2024
5.750% due 05/01/2054	235	246
6.000% due 01/01/2039	2,000	2,130
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2049	285	303
5.000% due 09/01/2054	200	211
5.125% due 09/01/2059	675	718
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	2,600	2,737
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	1,024
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	2,750	2,755
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,500	1,677
California State General Obligation Bonds, Series 2022
4.000% due 09/01/2042	1,350	1,398
4.000% due 04/01/2049	2,250	2,273
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	1,800	1,863
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	8,000	8,133
California State University Revenue Bonds, Series 2024 4.000% due 11/01/2049	675	683
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	1,000	1,097
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,013
4.000% due 07/01/2043	350	352
4.000% due 07/01/2047	1,750	1,752
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	219
5.000% due 12/01/2046	5,700	5,767
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	990
5.000% due 03/01/2048	1,700	1,745
5.500% due 12/01/2058	1,775	1,840
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,780	1,603
California Statewide Communities Development Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	2,045	2,266
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	1,910	1,954
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	2,000	2,143
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (c)	1,395	901
0.000% due 08/01/2042 (c)	1,500	719
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 3.000% due 08/01/2056	2,500	1,834
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,095	980
Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,500	1,682
Corona Norco Unified School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,650	1,654
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	374
3.400% due 10/01/2046	450	388
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (d)	2,000	1,390
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	340	361
Desert Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,250	1,253
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,600	1,747
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034	8,170	8,188
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,012
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,315	1,316
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	860	824
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,410	2,396
Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2055	2,350	2,348
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	1,500	1,500
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	20,500	2,449
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	2,000	1,993

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

HartnellCommunity College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,400	3,433
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	1,871
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 4.000% due 05/01/2049	1,350	1,340
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	2,000	2,001
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,064
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2024 4.000% due 12/01/2053	1,000	1,004
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,500	1,504
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2050	2,185	2,141
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2048	2,500	2,739
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,335	1,472
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2023 3.100% due 07/01/2057	1,650	1,650
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	2,500	2,832
Los Angeles Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2049 (a)	800	809
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	10,345	13,547
Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured),Series 2024 4.000% due 06/01/2049	1,900	1,897
Manteca Unified School District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2045	880	882
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	3,000	3,051
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,000	2,003
Mount San Antonio Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	850	856
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	2,650	2,679
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	2,550	2,547
Oceanside Unified School District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2041	1,020	1,056
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	500	500
Ontario Montclair School District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2046	1,650	1,720
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,750	1,726
Palm Springs Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,300	1,304
Redwood City School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,900	2,128
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,350	1,351
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (c)	1,650	639
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	350	360
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	1,019
Riverside County, California Transportation Commission Revenue Bonds, Series 2013 0.000% due 06/01/2042 (c)	1,000	490
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,125	1,160
4.000% due 06/01/2047	1,500	1,502
Riverside, California Electric Revenue Bonds, Series 2024 5.000% due 10/01/2049	2,500	2,825
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	4,250	4,338
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2049	1,400	1,400
Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,650	1,754
5.000% due 09/01/2047	450	472
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 5.000% due 08/15/2048	500	564
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,415
San Bernardino Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	3,300	3,625
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2053	3,350	3,713
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,750	2,677

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

5.000% due 07/01/2051	2,215	2,337
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,000	2,056
San Diego Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2050	1,000	1,004
San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,500	4,524
5.000% due 07/01/2048	1,000	1,120
San Diego Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2054	2,000	2,005
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,700	1,879
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	825	833
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,100	1,186
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 5.250% due 11/01/2052	1,250	1,412
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,700	1,895
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,700	1,703
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (c)	3,000	2,241
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,650	1,645
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,000	1,989
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,190	1,218
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	1,000	530
South San Francisco Unified School District, California General Obligation Bonds, Series 2023 4.000% due 09/01/2052	1,000	1,001
Southwestern Community College District, California General Obligation Bonds, Series 2021 4.000% due 08/01/2046	4,300	4,329
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,690	1,880
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,025	2,242
Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	650	685
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	15,900	2,770
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	4,000	804
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2048	1,750	1,824
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2048	5,000	5,263
University of California Revenue Bonds, Series 2022 5.000% due 05/15/2052	5,100	5,607
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,250	3,042
Victor Valley Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2051	660	730
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	2,500	2,496
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.500% due 08/01/2053	1,350	1,545
West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	2,000	2,039

		296,311

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,710	2,391
7.120% due 10/01/2038	480	471

		2,862

ILLINOIS 3.3%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,000	2,004
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	1,500	1,569
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2027	1,000	1,066

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

IllinoisState General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,023

		6,662

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	1,962	2,012

NEW YORK 0.2%
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	525	520

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	650	0

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,170	1,348

PUERTO RICO 8.5%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	20,400	1,385
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	2,164	1,396
0.000% due 11/01/2051	1,871	1,225
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,250	850
4.000% due 07/01/2041	1,200	1,161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	25,500	6,289
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,951	4,964

		17,270

TEXAS 1.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	318
12.000% due 12/01/2045	800	718
Roma Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	2,000	1,947

		2,983

VIRGINIA 0.5%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	17,000	561
5.500% due 07/01/2044	500	453

		1,014

Total Municipal Bonds & Notes (Cost $323,815)		331,016

U.S. GOVERNMENT AGENCIES 2.5%
Freddie Mac
3.720% due 01/01/2041	1,988	1,968
3.850% due 02/01/2038	1,991	2,005
4.080% due 06/01/2033	1,194	1,235

Total U.S. Government Agencies (Cost $4,931)		5,208

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
California Statewide Communities Development Authority 4.000% due 10/01/2042	1,200	1,209

Total Non-Agency Mortgage-Backed Securities (Cost $1,200)		1,209

Total Investments in Securities (Cost $329,946)		337,433

Total Investments 165.3% (Cost $329,946)		$337,433
Auction Rate Preferred Shares (0.3)%		(600)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (66.7)%		(136,284)
Other Assets and Liabilities, net 1.7%		3,554

Net Assets Applicable to Common Shareholders 100.0%		$204,103

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$1,090	$1,054	0.52%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$34	$0	$34
California	0	296,311	0	296,311
Delaware	0	2,862	0	2,862
Illinois	0	6,662	0	6,662
New Hampshire	0	2,012	0	2,012
New York	0	520	0	520
Pennsylvania	0	1,348	0	1,348
Puerto Rico	0	17,270	0	17,270
Texas	0	2,983	0	2,983
Virginia	0	1,014	0	1,014
U.S. Government Agencies	0	5,208	0	5,208
Non-Agency Mortgage-Backed Securities	0	1,209	0	1,209

Total Investments	$0	$337,433	$0	$337,433

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association

Other Abbreviations:
TBA	To-Be-Announced